COMMITMENTS AND CONTINGENCIES (Details Narrative)										1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 17, 2025 shares	Feb. 13, 2025 USD ($) shares	Dec. 18, 2024 USD ($)	May 22, 2024 shares	Jul. 14, 2023 $ / shares shares	Jul. 13, 2023 shares	May 18, 2023 shares	Apr. 13, 2023 USD ($) shares	Feb. 23, 2022 $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	May 13, 2025 shares	Jan. 22, 2025 USD ($)	Dec. 30, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 27, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Jun. 28, 2023 USD ($)
Maximum number of days available to underwriters to purchase units																45 days
Underwriting cash discount per unit | $ / shares																$ 0.20
Underwriter cash discount | $																$ 5,000,000
Aggregate deferred underwriting fee payable | $																750,000
Aggregate underwriter deferred portion | $																10,062,500
Deferred underwriting fee payable | $																								$ 10,812,500
Aggregate underwriter cash discount | $																$ 750,000
Deferred underwriting discount | $																								$ 10,812,500
Number of shares agreed to transfer																750,000
Number of non-redeemable transferable shares																750,000
Fair value of non redeemable shares | $																$ 118,298
Fees payable to CCM in cash | $								$ 300,000
Parent Company [Member]
Number of non-redeemable transferable shares														507,631
Stock Redeemed or Called During Period, Value | $														$ 5,882,859
Exercise price of warrant | $ / shares																$ 0.40							$ 0.13
Aggregate principal amount | $		$ 31,250														$ 279,878		$ 31,250	$ 40,625	$ 62,500	$ 1,066,391
Original issue discount percentage		5.00%														5.00%		5.00%	5.00%	5.00%	5.00%
Shares outstanding											49,525,970			49,525,970		27,601,767	2,929,000
Shares to be issued											490,000,000			490,000,000		490,000,000
Shares issued											49,525,970			49,525,970		27,601,767
Forward purchase agreement liability | $														$ 49,034
Forward purchase agreement liability | $											$ 49,285			49,285
Common Stock [Member]
Number of shares issued				1,226,085			26,946,271
Non Redemption Agreements [Member]
Number of non-redeemable transferable shares																150,000
Stock Redeemed or Called During Period, Value | $																$ 784,302
Purchase Agreement [Member] | Parent Company [Member]
Forward purchase agreement liability | $														49,034
change in fair value of derivatives | $											18			251
Forward purchase agreement liability | $											$ 49,285			$ 49,285
Purchase Agreement [Member] | Parent Company [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Number of shares issued		100,000,000
Shares to be issued		2,000,000
Shares issued		893,473
Purchase Agreement [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Number of shares issued					6,834,333
Underwriting Agreement [Member] | New Sponsor [Member]
Exercise price of warrant | $ / shares					$ 1.00
Merger Agreement [Member]
Debt instrument description										the Company have net tangible assets of at least $5,000,001 at the time of the closing, and reduced the Minimum Cash Condition (as defined in the Visiox Merger Agreement) from $5 million to $1.00. Additionally, the Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Merger Agreement [Member] | Minimum [Member]
Aggregate principal amount | $																						$ 1,000,000
Tangible assets | $										$ 5,000,001		$ 5,000,001			5,000,001
Merger Agreement [Member] | Maximum [Member]
Aggregate principal amount | $										$ 2,000,000		$ 2,000,000			$ 2,000,000
Promissory Note Fee Agreement [Member]
Promissory note fee | $																				$ 1,000,000
Blackstone Subscription Agreement [Member]
Aggregate principal amount | $			$ 264,142.05
Principal amount | $			$ 500,000
Original issue discount percentage			20.00%
Maturity date			Jun. 01, 2025
Gross proceeds | $			$ 5,000,000
Original issue discount percentage			10.00%
Blackstone Subscription Agreement [Member] | Parent Company [Member]
Principal amount | $			$ 500,000
Original issue discount percentage			20.00%
Maturity date			Jun. 01, 2025
Gross proceeds | $			$ 5,000,000
Original issue discount percentage			10.00%
Common Class A [Member]
Shares outstanding																7,187,500							7,187,500
Shares to be issued																300,000,000							300,000,000
Shares issued																7,187,500							7,187,500
Common Class A [Member] | Parent Company [Member]
Number of shares issued	50,000
Shares outstanding											49,525,970			49,525,970		27,601,767
Shares to be issued											490,000,000			490,000,000		490,000,000
Shares issued											49,525,970			49,525,970		27,601,767
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Fees payable to CCM in shares						80,000		50,000
Common Class A [Member] | Private Placement Warrants [Member] | Parent Company [Member]
Exercise price of warrant | $ / shares											$ 11.50			$ 11.50
Common Class A [Member] | Common Stock [Member] | Parent Company [Member]
Number of shares issued												2,238	17,950
Common Class A [Member] | Non Redeemed Agreement [Member] | Common Stock [Member]
Number of non-redeemable transferable shares				450,000
Common Class A [Member] | Sponsor [Member] | Common Stock [Member]
Number of non-redeemable transferable shares				75,000
Common Class A [Member] | Purchase Agreement [Member] | New Sponsor [Member]
Number of shares issued					4,317,500
Measurement Input, Share Price [Member]
Fair value pricing model																0.15
Measurement Input, Default Rate [Member]
Fair value pricing model																5
Measurement Input, Default Rate [Member] | Non Redemption Agreements [Member]
Fair value pricing model																50
Measurement Input, Option Volatility [Member]
Fair value pricing model																1.6
Measurement Input, Discount Rate [Member]
Fair value pricing model																4.14
Measurement Input, Discount Rate [Member] | Non Redemption Agreements [Member]
Fair value pricing model																5.16
Measurement Input, Price Volatility [Member]
Fair value pricing model																10.51
Measurement Input, Price Volatility [Member] | Non Redemption Agreements [Member]
Fair value pricing model																11.81
Over-Allotment Option [Member]
Number of units sold									3,750,000							3,750,000
IPO [Member]
Number of units sold									28,750,000
Deferred fee per unit | $ / shares																$ 0.35
Aggregate underwriter deferred portion | $																$ 10,062,500
Deferred underwriting fee payable | $																$ 10,812,500
Exercise price of warrant | $ / shares									$ 11.50
IPO [Member] | Common Class A [Member]
Number of shares issued									25,000,000
Private Placement Warrants [Member] | Parent Company [Member]
Shares outstanding																	9,763,333